Average Annual Total Returns - PRUDENTIAL DAY ONE 2025 FUND	Sep. 29, 2020
Prudential Day One 2025 Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	16.82%
Since Inception	8.16%	[1]
S&P Target Date 2025 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.38%
Since Inception	9.10%	[1]
Class R1
Average Annual Return:
1 Year	16.03%
Since Inception	6.82%
Inception Date	Dec. 13, 2016
Class R2
Average Annual Return:
1 Year	16.26%
Since Inception	7.07%
Inception Date	Dec. 13, 2016
Class R3
Average Annual Return:
1 Year	16.44%
Since Inception	7.23%
Inception Date	Dec. 13, 2016
Class R4
Average Annual Return:
1 Year	16.57%
Since Inception	7.35%
Inception Date	Dec. 13, 2016
Class R5
Average Annual Return:
1 Year	16.65%
Since Inception	7.44%
Inception Date	Dec. 13, 2016
Class R6
Average Annual Return:
1 Year	16.81%
Since Inception	7.63%
Inception Date	Dec. 13, 2016
Class R6 | After Taxes on Distributions
Average Annual Return:
1 Year	15.02%
Since Inception	6.39%
Inception Date	Dec. 13, 2016
Class R6 | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.44%
Since Inception	5.53%
Inception Date	Dec. 13, 2016

[1]	Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.